Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 11,363	$ 14,769
Recognised in cash flow hedging reserve	(59)	(142)
Recognised in cost of hedging reserve	27	77
Recognised in the income statement	12	(18)
Accrued cash flows	174	177
Total derivatives fair value	1,688	(557)
Hedged value of notes and debentures	12,897	14,118
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	1,548	650
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(14)	(1,301)
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	4,740	6,270
Recognised in the income statement	(7)	11
Accrued cash flows	86	77
Total derivatives fair value	63	(230)
Hedged value of notes and debentures	4,724	5,952
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(16)	(318)
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	2,599	3,387
Recognised in cash flow hedging reserve	(35)	(81)
Recognised in cost of hedging reserve	13	25
Recognised in the income statement	26	(34)
Accrued cash flows	42	53
Total derivatives fair value	727	(146)
Hedged value of notes and debentures	3,280	3,278
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	796	435
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	(115)	(544)
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	3,449	4,486
Recognised in cash flow hedging reserve	(16)	(33)
Recognised in cost of hedging reserve	8	27
Recognised in the income statement	(4)	7
Accrued cash flows	45	49
Total derivatives fair value	730	(295)
Hedged value of notes and debentures	4,146	4,141
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	585	73
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	112	(418)
CAD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	575	626
Recognised in cash flow hedging reserve	(8)	(28)
Recognised in cost of hedging reserve	6	25
Recognised in the income statement	(3)	(2)
Accrued cash flows	1	(2)
Total derivatives fair value	168	114
Hedged value of notes and debentures	747	747
CAD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	167	142
CAD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ 5	$ (21)